CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 46,448	$ 596,910
Accounts receivable, net	35,225	14,362
Inventory	10,493	10,951
Prepaid expenses and other current assets	771	0
Total Current Assets	92,937	622,223
OTHER ASSETS:
Property, plant and equipment, net	91,123	125,964
Security deposit	8,977	8,977
Total Other Assets	100,100	134,941
TOTAL ASSETS	193,037	757,164
CURRENT LIABILITIES:
Accounts payable	164,906	65,364
Accrued expenses	104,402	25,249
Accrued compensation	511,855	268,154
Total Current Liabilities	781,163	358,767
LONG-TERM LIABILITIES:
Convertible note payable, net of discount	92,917	0
Total Long-term Liabilities	92,917	0
Total Liabilities	874,080	358,767
MEMBERS' EQUITY (DEFICIT):
Members' equity	22,173,513	14,953,261
Accumulated deficit	(22,854,556)	(14,554,864)
Total Members' Equity (Deficit)	(681,043)	398,397
Total Liabilities and Members' Equity (Deficit)	$ 193,037	$ 757,164